Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

May 31, 2024

Dates Covered
Collections Period	05/01/24 - 05/31/24
Interest Accrual Period	05/15/24 - 06/16/24
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/24	527,858,202.20	27,163
Yield Supplement Overcollateralization Amount 04/30/24	54,341,073.12	0
Receivables Balance 04/30/24	582,199,275.32	27,163
Principal Payments	22,541,853.48	1,008
Defaulted Receivables	846,528.40	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/24	51,288,803.45	0
Pool Balance at 05/31/24	507,522,089.99	26,120

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.31%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	7,133,800.94	287
Past Due 61-90 days	2,285,259.86	86
Past Due 91-120 days	336,086.72	18
Past Due 121+ days	0.00	0
Total	9,755,147.52	391

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.75%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	679,460.10
Aggregate Net Losses/(Gains) - May 2024	167,068.30
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.34%
Prior Net Losses/(Gains) Ratio	0.79%
Second Prior Net Losses/(Gains) Ratio	0.73%
Third Prior Net Losses/(Gains) Ratio	1.02%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	5,106,453.81
Actual Overcollateralization	5,106,453.81
Weighted Average Contract Rate	5.10%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	46.87

Flow of Funds	$ Amount
Collections	25,683,186.43
Investment Earnings on Cash Accounts	30,488.77
Servicing Fee	(485,166.06)
Transfer to Collection Account	-
Available Funds	25,228,509.14

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,256,758.82
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,229,658.40
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,106,453.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,635,638.11

Total Distributions of Available Funds	25,228,509.14

Servicing Fee	485,166.06
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 05/15/24	522,751,748.39
Principal Paid	20,336,112.21
Note Balance @ 06/17/24	502,415,636.18

Class A-1
Note Balance @ 05/15/24	0.00
Principal Paid	0.00
Note Balance @ 06/17/24	0.00
Note Factor @ 06/17/24	0.0000000%

Class A-2a
Note Balance @ 05/15/24	45,662,259.12
Principal Paid	13,212,432.06
Note Balance @ 06/17/24	32,449,827.06
Note Factor @ 06/17/24	13.9966473%

Class A-2b
Note Balance @ 05/15/24	24,619,489.27
Principal Paid	7,123,680.15
Note Balance @ 06/17/24	17,495,809.12
Note Factor @ 06/17/24	13.9966473%

Class A-3
Note Balance @ 05/15/24	306,860,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	306,860,000.00
Note Factor @ 06/17/24	100.0000000%

Class A-4
Note Balance @ 05/15/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	99,620,000.00
Note Factor @ 06/17/24	100.0000000%

Class B
Note Balance @ 05/15/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	30,630,000.00
Note Factor @ 06/17/24	100.0000000%

Class C
Note Balance @ 05/15/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 06/17/24	15,360,000.00
Note Factor @ 06/17/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,256,758.82
Total Principal Paid	20,336,112.21
Total Paid	22,592,871.03

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	209,665.87
Principal Paid	13,212,432.06
Total Paid to A-2a Holders	13,422,097.93

Class A-2b
One-Month SOFR	5.32371%
Coupon	6.17371%
Interest Paid	139,327.45
Principal Paid	7,123,680.15
Total Paid to A-2b Holders	7,263,007.60

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.2097140
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.9121819
Total Distribution Amount	22.1218959

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.9043559
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	56.9894413
Total A-2a Distribution Amount	57.8937972

A-2b Interest Distribution Amount	1.1146196
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	56.9894412
Total A-2b Distribution Amount	58.1040608

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	748.90
Noteholders' Principal Distributable Amount	251.10

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/24	5,106,453.81
Investment Earnings	22,815.27
Investment Earnings Paid	(22,815.27)
Deposit/(Withdrawal)	-
Balance as of 06/17/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,494,512.85	$3,282,391.72	$3,517,806.89
Number of Extensions	124	119	122
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.54%	0.56%